Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash Flows from Operating Activities:
Net income	$ 944,458	$ 856,407
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,863,101)	(1,208,066)
Unrealized (gain) loss on securities held in Trust Account	(59,363)	45,416
Changes in operating assets and liabilities:
Prepaid expenses	42,246	(93,503)
Accounts payable and accrued expenses	1,491,305	26,355
Net cash used in operating activities	(444,455)	(373,391)
Cash Flows from Investing Activities
Investment of cash in Trust Account		(145,187,500)
Withdrawal from Trust Account for redemption of ordinary shares	136,914,634
Net cash provided by (used in) investing activities	136,914,634	(145,187,500)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		140,875,000
Proceeds from sale of Private Units		5,612,500
Advances received from related party	25,000	162,255
Repayment of advances from related party		(319,197)
Payment of offering costs		(344,725)
Payment of redemption of ordinary shares	(136,914,634)
Net cash (used in) provided by financing activities	(136,889,634)	145,985,833
Net change in cash	(419,455)	424,942
Cash - Beginning	449,942	25,000
Cash - Ending	30,487	449,942
Non-Cash investing and financing activities:
Offering costs charged to additional paid in capital		301,278
Deferred underwriting fee payable		5,031,250
Initial classification of ordinary shares subject to possible redemption		135,963,594
Change in value of ordinary shares subject to possible redemption	$ 944,455	$ 856,802